Business Combinations	12 Months Ended
Aug. 31, 2021
Business Combinations [Abstract]
Business Combinations
4.	Business Combinations

During the years ended August 31, 2019, 2020 and 2021, the Group completed twenty-six, six and nil acquisitions, respectively. These acquisitions are expected to strengthen the Group’s current market and to generate synergy with the Group’s organic business. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Group completed the valuation necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Goodwill arising from the business combinations, which are not tax deductible, are mainly attributable to synergies expected to be achieved from the acquisitions. Pro forma financial information of the acquirees are not presented as the effects of the acquisitions on the Group’s consolidated financial statements were not material.

(a)	Acquisition of Yuhan (Shanghai) Information Technology Co., Ltd. (“Yuhan”)

Yuhan provides offline English tutoring services under the brand, “FasTrack English”. FasTrack English offers English tutoring to students from three to twelve years old in one-to-two to one-to-fourteen teacher-to-student based classroom settings which aim to improve the comprehensive English capacities of young children.

In July 2017, the Group acquired 20% equity interest in Yuhan and the investment was accounted for under the equity method given the Group’s ability to exercise significant influence over the operations of Yuhan. In January 2018, the Group entered into a share purchase agreement to purchase an additional 55.6% equity interest in Yuhan for cash consideration of RMB140,000 (US$21,670). The acquisition closed on January 2, 2018 when the Company obtained control of Yuhan holding in aggregate 75.6% of its equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 10)	97,870	15,149
Net tangible assets (ii)	(24,331)	(3,766)
Goodwill (Note 12)	161,001	24,921
Total fair value of purchase price allocation	234,540	36,304

Cash consideration	140,000	21,670
Fair value of ownership interests previously held in the acquiree	42,595	6,593
Fair value of non-controlling interest	51,945	8,041

(i)	The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of five to thirty years.

(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381 (US$988), short-term investment of RMB46,000 (US$7,120), prepayment and other current assets of RMB20,175 (US$3,123), property and equipment of RMB7,662 (US$1,186), accrued expenses and other current liabilities of RMB18,979 (US$2,938), deferred tax liabilities of RMB24,268 (US$3,756) and prepayments from customers of RMB62,668 (US$9,700) as of the date of acquisition.

A gain of RMB1,481 in relation to the revaluation of the previously held equity interest was recorded in other income, net in the consolidated statement of income for the year ended August 31, 2018. The fair value of the previously held equity interest was determined using an income approach. As Yuhan was a private company, the fair value measurements for the non-controlling interest and previously held equity interest were estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control or lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in Yuhan.

(b)	Acquisition of Tianjin Huaying

In September 2018, the Group entered into share purchase agreements to purchase an 100% equity interest in Tianjin Huaying Education Consulting Co., Ltd. and its subsidiaries and related party Tianjin Hedong Hua Ying Training School (“collectively referred to as “Tianjin Huaying”), under the common control of the same selling shareholder, having operated K-12 after-school education services in Tianjin, China for cash consideration of RMB144,000 (US$22,290) and contingent consideration of RMB86,316 (US$13,361), in total of RMB230,316 (US$35,650). The acquisition closed on September 5, 2018 when the Company obtained control of 100% of Tianjin Huaying equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2019	2019
	RMB	US$
Intangible assets (i) (Note 10)	59,800	9,256
Net tangible assets (ii)	6,582	1,019
Deferred tax liabilities, net	(14,179)	(2,195)
Goodwill (Note 12)	178,113	27,570
Total fair value of purchase price allocation	230,316	35,650

Consideration	230,316	35,650

(i)	The acquired intangible assets consisted of trademark, customer relationship and franchise agreements. These intangible assets have estimated amortization periods of five to ten years.

(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB16,917 (US$2,619), short-term investments of RMB16,350 (US$2,531), prepayment and other current assets of RMB10,366 (US$1,605), property and equipment of RMB1,621 (US$251), accrued expenses and other current liabilities of RMB9,940 (US$1,539) and prepayments from customers of RMB28,732 (US$4,447) as of the date of acquisition.

The consideration comprised of RMB144,000 in cash and RMB86,316 of contingent consideration payable in cash. The contingent consideration is driven by the Tianjin Huaying’s net profit targets for the fiscal year ended August 31, 2019 , 2020 and the fiscal year ended August 31, 2021. The Group determined the fair value of the contingent cash consideration as of the acquisition date and as of August 31, 2021, Tianjin Huaying has met the aforementioned targets. The outstanding contingent consideration was recorded in the “Other non-current liabilities”, and has been paid in subsequent period.

The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values.

(c)	Acquisition of Yimi Online Tutoring

From 2018 to 2020, the Group provided loans with total principal and related interests amounting to RMB51,374 (US$7,952) to Shanghai Yimi. Shanghai Yimi has fully repaid the loans to the Company in the fiscal year of 2021.

In 2019, the Group completed investments in preferred shares issued by Yimi Cayman for total amount of RMB196,693 (US$ 30,446). The investment was accounted for available-for-sale investments (Note 11).

In 2020, the Group invested in convertible loans issued by Yimi Cayman for total amount of RMB51,995 (US$8,048). The investment was accounted for available-for-sale investments (Note 11).

On February 1, 2020, OneSmart Online Edu Inc. (“OneSmart Online”) entered into a share swap agreement and an asset and business transfer agreement with Yimi Education Technology Inc. (” Yimi Cayman”), its affiliated companies and VIE, Shanghai Yimi Education Technology Co., Ltd. (“Shanghai Yimi”) to acquire certain technologies and business (the “Yimi’s Target Business”) for a total consideration of RMB311,149 (US$48,162) that is comprised of the acquisition-date fair value of previous held investments in preferred shares and convertible loans amounting to RMB248,688 (US$38,494) and loans and related interests provided to Shanghai Yimi amounting to RMB51,374 (US$7,952), as well as RMB11,088 (US$1,716) in cash, as part of the Company’s continuing efforts to enhance the quality and customer experience on OneSmart Online, the online platform of the Company. The foregoing transactions are collectively referred to as the “Yimi transactions”.

The acquisition was completed on February 1, 2020 when the Company obtained control of the business.

In connection with the acquisition, OneSmart Online granted restricted shares to the founding shareholders of Shanghai Yimi. The restricted shares are vested over agreed requisite service periods subsequent to the acquisition and dependent on the achievement of certain performance target of Yimi’s Target Business, which is accounted for as share-based compensation in accordance with ASC 718 (Note 14).

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 10)	50,800	7,863
Net tangible assets (ii)	(56,523)	(8,749)
Deferred tax liabilities, net	(3,211)	(497)
Goodwill (Note 12)	348,579	53,956
Total fair value of purchase price allocation	339,645	52,573

Consideration	311,149	48,162
Fair value of non-controlling interests	28,496	4,411

(i)	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.

(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB832 (US$129), prepayment and other current assets of RMB6,429 (US$995), property and equipment of RMB4,805 (US$744), accrued expenses and other current liabilities of RMB2,669 (US$413) and prepayments from customers of RMB65,920 (US$10,204) as of the date of acquisition.

The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values.

The acquisition-date fair value of previous held investments in preferred shares and convertible loans was determined using an income approach, and a gain of RMB46,343 (US$7,173) in relation to the revaluation was recorded in other income, net in the consolidated statement of loss for the year ended August 31, 2020. As the acquiree is a private company, the fair value measurements for the non-controlling interests were estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control and lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest.

(d)	Acquisition of Yousheng

Shanghai Yousheng Education and Technology Co., Ltd. (“Yousheng”) provides online English tutoring services to young children from four to twelve years old in one-on-one or one-on-four teacher-to-student based classroom settings which aim to improve the comprehensive English capacities of young children.

In September 2019, the Group acquired 15% equity interest in Yousheng and the investment was accounted for as equity investment without readily determinable fair value, using measurement alternative (Note 11). In June 2020, the Group step-acquired 85% equity interest in Yousheng for a total consideration of RMB145,352 (US$22,499). The consideration comprised of the acquisition-date fair value of previously held convertible loans and loans that were previously provided to Yousheng amounting to RMB109,225 (US$16,907) and RMB14,527 (US$2,249), respectively, as well as prepayments for long-term investments amounting to RMB21,600 (US$3,343). The acquisition was completed on June 4, 2020 when the Company obtained control of Yousheng holding in aggregate 100% of its equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 10)	72,000	11,145
Net tangible assets (ii)	(22,862)	(3,539)
Deferred tax liabilities, net	(264)	(41)
Goodwill (Note 12)	116,919	18,098
Total fair value of purchase price allocation	165,793	25,663

Consideration	145,352	22,499
Fair value of ownership interests previously held in the acquiree	20,441	3,164

(i)	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.

(ii)	Net tangible assets acquired primarily included cash and cash equivalent of RMB2,604 (US$403), prepayment and other current assets of RMB2,767 (US$428), property and equipment of RMB2,893 (US$448), accrued expenses and other current liabilities of RMB15,655 (US$2,423), and prepayments from customers of RMB15,471 (US$2,395) as of the date of acquisition.

The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values.

A loss of RMB2,782 (US$431) in relation to the revaluation of the previously held equity interest and convertible loans were recorded in other income, net in the consolidated statement of loss for the year ended August 31, 2020. The acquisition-date fair value of previously held convertible loans was determined using an income approach, and the fair value of the previously held equity interest were also determined using an income approach. As Yousheng is a private company, the fair value measurements for previously held equity interest was estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control and lack of marketability, as relevant, that market participants would consider when estimating the fair value of previously held equity interest.

The business combination did not have a material impact on the Company’s consolidated statements of operations and therefore pro forma disclosures have not been presented.

(e)	Acquisition of Ruiyipeiyou

Beijing Ruiyipeiyou Education and Technology Co., Ltd. (“Ruiyipeiyou”) provides online math tutoring services to young children in small class, which aim to improve the comprehensive math capacities of young children.

In August 2020, the Group acquired the business from Ruiyipeiyou to enhance the quality and customer experience on OneSmart Online, the online platform of the Group for a total consideration of RMB131,290 (US$20,322). The consideration comprised of the acquisition-date fair value of convertible loans that previously invested in Ruiyipeiyou amounting to RMB97,077 (US$15,026), prepayments for long-term investments amounting to RMB14,400 (US$ 2,229), as well as cash consideration amounting to RMB19,813 (US$3,067). The acquisition was completed on August 31, 2020 when the Company obtained control of the business.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2020	2020
	RMB	US$
Intangible assets (i) (Note 10)	17,000	2,631
Net tangible assets (ii)	(5,526)	(855)
Deferred tax liabilities, net	(4,250)	(658)
Goodwill (Note 12)	124,066	19,204
Total fair value of purchase price allocation	131,290	20,322

Consideration	131,290	20,322

(i)	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.

(ii)	Net tangible assets acquired primarily included prepayments from customers of RMB5,526 (US$855) as of the date of acquisition.

The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values.

The business combination did not have a material impact on the Company’s consolidated statements of operations and therefore pro forma disclosures have not been presented.

(f)	Other acquisitions that constitute business combinations are summarized as follows:

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Intangible assets (i) (Note 10)	20,700	11,000	-	-
Net tangible liabilities (ii)	(174,405)	(77,919)	-	-
Goodwill (Note 12)	311,817	113,032	-	-
Total fair value of purchase price allocation	158,112	46,113	-	-
Cash consideration	143,740	28,000	-	-
Fair value of equity interests previously held in the acquirees	3,305	7,410	-	-
Fair value of non-controlling interests	11,067	10,703	-	-

(i)	The acquired intangible assets consisted of customer relationship, with estimated amortization periods of two years.

(ii)	In the 2019 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898 (US$2,770), prepayment and other current assets of RMB14,561 (US$2,254), property and equipment of RMB7,225 (US$1,118), accrued expenses and other current liabilities of RMB23,038 (US$3,566) and prepayments from customers of RMB187,103 (US$28,962) and deferred tax liabilities, net of RMB3,948 (US$611) as of the date of acquisition. In the 2020 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB24,450 (US$3,785), short-term investment of RMB20,013 (US$3,098), prepayment and other current assets of RMB116,645 (US$18,055), property and equipment of RMB24,777 (US$3,835), accrued expenses and other current liabilities of RMB208,012 (US$32,198), prepayments from customers of RMB55,340 (US$8,566) and deferred tax liabilities, net of RMB452 (US$70) as of the date of acquisition.

In relation to the revaluation of previously held equity interests, the Group recognized gain of RMB1,897, RMB594 and nil in the consolidated statement of income/(loss) for the years ended August 31, 2019, 2020 and 2021, respectively. The fair value of the previously held equity interest and non-controlling interests was determined using an income approach. As the acquirees are private companies, the fair value measurements for the non-controlling interests and previously held equity interests were estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control and lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in acquirees.